UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 10005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     Midas Management Corporation
     August 12, 2009

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 59

Form 13F Table Value Total: $71,067
                            (Thousands)

List of Other Managers:

1. CEF Advisers, Inc.

                                                                                      MARKET             AMOUNT AND TYPE
      NAME OF ISSUER                   TITLE OF CLASS               CUSIP         VALUE (THOUSANDS)    OF SECURITY (SH/PRN)
------------------------------------------------------------------------------------------------------------------------------
40/86 STRATEGIC INC FUND                Common Stock              349739102             140                20,000.00
ACM MANAGED DOLLAR                      Common Stock              000949107              71                11,864.00
AGNICO EAGLE MINES                      Common Stock              008474108           2,797                53,300.00
AMERICAN SELECT                         Common Stock              029570108             306                30,000.00
AMERICAN STRATEGIC                      Common Stock              030099105             616                65,000.00
ANGLOGOLD ASHANTI                       Sponsored ADR             035128206           3,663               100,000.00
APPLE COMPUTER INC                      Common Stock              037833100             470                 3,301.00
BARRICK GOLD CORP                       Common Stock              067901108           3,424               102,051.00
BERKSHIRE HATHAWAY                      Common Stock              084670207           3,128                 1,080.00
BGC PARTNERS, INC                       Common Stock              05541T101              64                17,000.00
BHP BILLITON LTD                        Sponsored ADR             088606108           4,253                77,716.00
BLACKROCK INCOME                        Common Stock              09247F100             655               104,900.00
BLACKROCK STRATEGIC                     Common Stock              09249G106             362                33,000.00
BROOKFIELD ASST MGMT                    Common Stock              112585104             307                18,000.00
BROWN & BROWN INC                       Common Stock              115236101             211                10,600.00
CANADIAN NAT RESOURCES                  Common Stock              136385101             525                10,000.00
COHEN & STEERS                          Common Stock              19247W102             350                95,379.00
COMPANIA DE MINAS                       Sponsored ADR             204448104           4,806               200,000.00
COSTCO WHSL CORP NEW                    Common Stock              22160K105             457                10,000.00
DEL MONTE FOODS                         Common Stock              24522P103             281                30,000.00
DELL INC                                Common Stock              24702R101             172                12,500.00
DWS DREMAN VALUE                        Common Stock              23339M105             204                46,300.00
DWS MULTI-MARKET                        Common Stock              23338L108             139                20,000.00
ELDORADO GOLD CORP                      Common Stock              284902103           5,818               650,000.00
EVERGREEN MULTI-SECT                    Common Stock              30024Y104             489                39,598.00
FRANKLIN RESOURCES                      Common Stock              354613101             216                 3,000.00
GABELLI DIVIDEND & INCOME               Common Stock              36242H104             544                54,000.00
GENERAL ELEC CO                         Common Stock              369604103             422                36,000.00
GOLDCORP INC                            Common Stock              380956409           1,821                52,385.00
GOLDMAN SACHS GROUP                     Common Stock              38141G104             575                 3,900.00
GOOGLE INC CL A                         Common Stock              38259P508             950                 2,254.00
GREAT BASIN GOLD LTD                    Common Stock              390124105           1,380             1,000,000.00
HELIOS ADVANTAGE                        Common Stock              42327W107             394               317,420.00
HELIOS TOTAL RETURN                     Common Stock              42327V109             346                72,143.00
HOVNANIAN ENTERPRISE                    Common Stock              442487203              59                25,000.00
INTERNATIONAL RYLTY                     Common Stock              460277106           1,630               500,000.00
ISHARES SILVER TRUST                    Ishares                   46428Q109             341                25,464.00
JAGUAR MINING INC.                      Common Stock              47009M103           3,090               407,675.00
JOHN HANCOCK PATRIOT                    Common Stock              41013T105             665                83,765.00
JOHNSON & JOHNSON                       Common Stock              478160104             625                11,000.00
JPMORGAN & CHASE & CO                   Common Stock              46625H100             662                19,400.00
KINROSS GOLD CORP                       Common Stock              496902404           3,630               200,000.00
LEUCADIA NATL CORP                      Common Stock              527288104             422                20,000.00
LIHIR GOLD LTD ADR                      Sponsored ADR             532349107           2,322               100,000.00
LOWES COS INC                           Common Stock              548661107             369                19,000.00
MASTERCARD INC CL A                     Common Stock              57636Q104           1,673                10,000.00
METROGAS INC                            Sponsored ADR B           591673207              20                12,713.00
NEWMONT MINING CORP                     Common Stock              651639106           2,044                50,000.00
NORTHERN DYNASTY MINERALS               Common Stock              66510M204           4,230               600,000.00
NUVEEN MULTI-ST INC                     Common Stock              67073B106             840               150,000.00
PRICE T ROWE GROUP I                    Common Stock              74144T108             258                 6,200.00
PROCTER & GAMBLE CO                     Common Stock              742718109             383                 7,500.00
PULTE HOMES INC                         Common Stock              745867101             177                20,000.00
SILVERCORP METALS                       Common Stock              82835P103           3,510             1,000,000.00
SPDR GOLD TRUST                         Gold SHS                  78463V107           1,396                15,310.00
TIBCO SOFTWARE INC                      Common Stock              88632Q103              93                13,000.00
WESTERN ASSET EMRG                      Common Stock              95766A101             729                49,798.00
WESTERN ASSET MGT                       Common Stock              957668106             612                57,750.00
YAMANA GOLD INC                         Common Stock              98462Y100             935               105,800.00

      NAME OF ISSUER                      PUT/CALL          INVESTMENT DISCRETION    OTHER MANAGERS            VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
40/86 STRATEGIC INC FUND                                          Defined                 1                        20,000.00
ACM MANAGED DOLLAR                                                Defined                 1                        11,864.00
AGNICO EAGLE MINES                                                 Sole                                            53,300.00
AMERICAN SELECT                                                   Defined                 1                        30,000.00
AMERICAN STRATEGIC                                                Defined                 1                        65,000.00
ANGLOGOLD ASHANTI                                                  Sole                                           100,000.00
APPLE COMPUTER INC                                                 Sole                                             3,301.00
BARRICK GOLD CORP                                                  Sole                                           102,051.00
BERKSHIRE HATHAWAY                                                 Sole                                             1,080.00
BGC PARTNERS, INC                                                 Defined                 1                        17,000.00
BHP BILLITON LTD                                                   Sole                                            77,716.00
BLACKROCK INCOME                                                  Defined                 1                       104,900.00
BLACKROCK STRATEGIC                                               Defined                 1                        33,000.00
BROOKFIELD ASST MGMT                                               Sole                                            18,000.00
BROWN & BROWN INC                                                 Defined                 1                        10,600.00
CANADIAN NAT RESOURCES                                             Sole                                            10,000.00
COHEN & STEERS                                                    Defined                 1                        95,379.00
COMPANIA DE MINAS                                                  Sole                                           200,000.00
COSTCO WHSL CORP NEW                                               Sole                                            10,000.00
DEL MONTE FOODS                                                   Defined                 1                        30,000.00
DELL INC                                                          Defined                 1                        12,500.00
DWS DREMAN VALUE                                                  Defined                 1                        46,300.00
DWS MULTI-MARKET                                                  Defined                 1                        20,000.00
ELDORADO GOLD CORP                                                 Sole                                           650,000.00
EVERGREEN MULTI-SECT                                              Defined                 1                        39,598.00
FRANKLIN RESOURCES                                                Defined                 1                         3,000.00
GABELLI DIVIDEND & INCOME                                         Defined                 1                        54,000.00
GENERAL ELEC CO                                                    Sole                                            36,000.00
GOLDCORP INC                                                       Sole                                            52,385.00
GOLDMAN SACHS GROUP                                                Sole                                             3,900.00
GOOGLE INC CL A                                                    Sole                                             2,254.00
GREAT BASIN GOLD LTD                                               Sole                                         1,000,000.00
HELIOS ADVANTAGE                                                  Defined                 1                       317,420.00
HELIOS TOTAL RETURN                                               Defined                 1                        72,143.00
HOVNANIAN ENTERPRISE                                               Sole                                            25,000.00
INTERNATIONAL RYLTY                                                Sole                                           500,000.00
ISHARES SILVER TRUST                                               Sole                                            25,464.00
JAGUAR MINING INC.                                                 Sole                                           407,675.00
JOHN HANCOCK PATRIOT                                              Defined                 1                        83,765.00
JOHNSON & JOHNSON                                                  Sole                                            11,000.00
JPMORGAN & CHASE & CO                                              Sole                                            19,400.00
KINROSS GOLD CORP                                                  Sole                                           200,000.00
LEUCADIA NATL CORP                                                 Sole                                            20,000.00
LIHIR GOLD LTD ADR                                                 Sole                                           100,000.00
LOWES COS INC                                                      Sole                                            19,000.00
MASTERCARD INC CL A                                                Sole                                            10,000.00
METROGAS INC                                                      Defined                 1                        12,713.00
NEWMONT MINING CORP                                                Sole                                            50,000.00
NORTHERN DYNASTY MINERALS                                          Sole                                           600,000.00
NUVEEN MULTI-ST INC                                               Defined                 1                       150,000.00
PRICE T ROWE GROUP I                                              Defined                 1                         6,200.00
PROCTER & GAMBLE CO                                                Sole                                             7,500.00
PULTE HOMES INC                                                    Sole                                            20,000.00
SILVERCORP METALS                                                  Sole                                         1,000,000.00
SPDR GOLD TRUST                                                    Sole                                            15,310.00
TIBCO SOFTWARE INC                                                Defined                 1                        13,000.00
WESTERN ASSET EMRG                                                Defined                 1                        49,798.00
WESTERN ASSET MGT                                                 Defined                 1                        57,750.00
YAMANA GOLD INC                                                    Sole                                           105,800.00